Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests

(23) Noncontrolling Interests

On July 7, 2009, Genworth Canada, our indirect subsidiary, completed the initial public offering (the “Offering”) of its common shares. Of the 44.7 million common shares of Genworth Canada that were sold in the Offering, 5.1 million common shares were sold by Genworth Canada and 39.6 million common shares were sold by Brookfield Life Assurance Company Limited (the “Selling Shareholder” or “Brookfield”), our indirect wholly-owned subsidiary. Following completion of the Offering, we beneficially owned 61.8% of the common shares of Genworth Canada. In addition, the Selling Shareholder granted to the underwriters of the Offering an option (the “Over-Allotment Option”), that was exercisable for a period of 30 days after the closing of the Offering, to purchase up to an additional 6.7 million common shares from the Selling Shareholder. On July 30, 2009, 5.0 million common shares were sold by the Selling Shareholder pursuant to the Over-Allotment Option. Following the exercise and closing of the Over-Allotment Option, we beneficially own 57.5% of the common shares of Genworth Canada. The Offering and the Over-Allotment Option generated gross proceeds of approximately $820 million. We paid $50 million of expenses directly related to the transaction, including underwriting commissions and other items. The gross proceeds included $22 million of cash remaining in Genworth Canada.

In August 2010, Genworth Canada repurchased 12.3 million common shares for CAD$325 million through a substantial issuer bid. Brookfield participated in the issuer bid by making a proportionate tender and received CAD$187 million and Brookfield continued to hold approximately 57.5% of the outstanding common shares of Genworth Canada.

In June 2011, Genworth Canada repurchased approximately 6.2 million common shares for CAD$160 million through a substantial issuer bid. Brookfield participated in the issuer bid by making a proportionate tender and received CAD$90 million and Brookfield continued to hold approximately 57.5% of the outstanding common shares of Genworth Canada in June 2011.

In August 2011, we executed a non-cash intercompany transaction to increase the statutory capital in our U.S. mortgage insurance companies by contributing to those companies a portion of the common shares of Genworth Canada that were held by Brookfield outside of our U.S. mortgage insurance business, with an estimated market value of $375 million. We continue to hold approximately 57.5% of the outstanding common shares of Genworth Canada on a consolidated basis. In addition, Brookfield has the right, exercisable at its discretion, to purchase for cash these common shares of Genworth Canada from our U.S. mortgage insurance companies at the then-current market price. Brookfield also has a right of first refusal with respect to the transfer of these common shares of Genworth Canada by the U.S. mortgage insurance companies.

In 2011, 2010 and 2009, dividends of $67 million, $43 million and $10 million, respectively, were paid to the noncontrolling interests.

Consistent with applicable accounting guidance, changes in noncontrolling interests that do not result in a change of control are accounted for as equity transactions. When there are changes in noncontrolling interests of a subsidiary that do not result in a change of control, any difference between carrying value and fair value related to the change in ownership is recorded as an adjustment to stockholders’ equity. A summary of these changes in ownership interests and the effect on stockholders’ equity for the periods presented was as follows for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$49	$52	$(504)
Transfers to the noncontrolling interests:
Decrease in Genworth Financial, Inc.’s additional paid-in capital for initial sale of Genworth Canada shares to noncontrolling interests	—	—	(73)
Decrease in Genworth Financial, Inc.’s additional paid-in capital for additional sale of Genworth Canada shares to noncontrolling interests	—	—	(3)

Net transfers to noncontrolling interests	—	—	(76)

Change from net income (loss) available to Genworth Financial, Inc.’s common stockholders and transfers to noncontrolling interests	$49	$52	$(580)